Calculation of Earnings Per Share	12 Months Ended
Dec. 31, 2018
Calculation of Earnings Per Share [Abstract]
Calculation of Earnings Per Share

18.  Calculation Of Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. Restricted stock is participating, and therefore, is included in the EPS calculation. The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except earnings per share)	Years Ended December 31,
	2018	2017	2016
Net income	$5,904	$4,537	$5,156
Weighted-average common shares outstanding	4,987	4,765	4,801
Basic earnings per share	$1.18	$0.95	$1.07
Weighted-average common shares outstanding	4,987	4,765	4,801
Common stock equivalents due to effect of stock options	22	10	1
Total weighted-average common shares and equivalents	$5,009	$4,775	$4,802
Diluted earnings per share	$1.18	$0.95	$1.07
Anti-dilutive stock options outstanding	-	6	401